Description of Business	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Description of Business

Note 1 – Description of Business

IMAC Holdings, Inc. is a holding company for IMAC Regeneration Centers and our Investigational New Drug division. IMAC Holdings, Inc. and its affiliates (collectively, the “Company”) provide movement, orthopedic and neurological therapies through its chain of IMAC Regeneration Centers. Through its consolidated and equity owned entities, its outpatient medical clinics provide conservative, non-invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions. As of June 30, 2023, the Company had owned or operated through management service agreements three medical clinics located in Kentucky and Missouri. The Company delivers sports medicine treatments without opioids. The Company’s Investigational New Drug division is conducting a clinical trial for its investigational compound utilizing umbilical cord-derived allogenic mesenchymal stem cells for the treatment of bradykinesia due to Parkinson’s disease.

As outlined in Note 2, given the Company’s current financial position, during the first six months of 2023 the Company decided to close five underperforming locations and sold its Louisiana Orthopedic and Illinois practices as well as The BackSpace, LLC operations in an effort to raise sufficient capital to support on-going operations. Management has been actively exploring various strategic alternatives in an effort to support operations in 2023 and beyond.

On May 23, 2023, IMAC Holdings, Inc., a Delaware corporation (Nasdaq: BACK) (the “Company”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Theralink Technologies, Inc. (OTC: THER), a Nevada corporation (“Theralink”), and IMAC Merger Sub, Inc., a Delaware corporation and a newly formed, wholly owned subsidiary of the Company (“Merger Sub”). Upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Theralink (the “Merger”), with Theralink continuing as the surviving entity (the “Surviving Entity”) and a wholly owned subsidiary of the Company. On May 22, 2023, the board of directors of the Company, and the board of directors of Theralink unanimously approved the Merger Agreement.

At the effective time of the Merger (the “Effective Time”), each share of Theralink’s common stock (“Theralink Common Stock”) and each share of Theralink’s preferred stock (together with the Theralink Common Stock, “Theralink Shares”) issued and outstanding as of immediately prior to the Effective Time will be converted into and will thereafter represent the right to receive a portion of a share of the Company’s common stock (the “Company Shares”) such that the total number of Company Shares issued to the holders of Theralink Shares shall equal 85% of the total number of Company Shares outstanding as of the Effective Time (the “Merger Consideration”).

At the Effective Time, each award of Theralink stock options (each, a “Theralink Stock Option”), whether or not then vested or exercisable, that is outstanding immediately prior to the Effective Time, will be assumed by the Company and converted into a stock option relating to a number of Company Shares equal to the product of: (i) the number of shares of Theralink Common Stock subject to such Theralink Stock Option; and (ii) the ratio which results from dividing one share of Theralink Common Stock by the portion of a Company Share issuable for such share as finally determined at the Effective Time (the “Exchange Ratio”), at an exercise price per Company Share (rounded up to the nearest whole cent) equal to the quotient obtained by dividing (A) the exercise price per share of Theralink Common Stock of such Theralink Stock Option by (B) the Exchange Ratio.

The Company and Theralink have each agreed, subject to certain exceptions with respect to unsolicited proposals, not to directly or indirectly solicit competing acquisition proposals or to enter into discussions concerning, or provide confidential information in connection with, any unsolicited alternative acquisition proposals. However, if such party receives an unsolicited, bona fide acquisition proposal that did not result from a material breach of the non-solicitation provisions of the Merger Agreement and the Company’s or Theralink’s board of directors, or any committee thereof, as applicable, concludes, after consultation with its financial advisors and outside legal counsel, that such unsolicited, bona fide acquisition proposal constitutes, or could reasonably be expected to result in, a superior offer, such party may furnish non-public information regarding it or any of its subsidiaries and engage in discussions and negotiations with such third party in response to such unsolicited, bona fide acquisition proposal; provided that each party provides notice and furnishes any non-public information provided to the maker of the acquisition proposal to each party substantially concurrently with providing such non-public information to the maker of the acquisition proposal.

The completion of the Merger is subject to the satisfaction or waiver of customary closing conditions, including: (i) adoption of the Merger Agreement by holders of a majority of the outstanding Theralink Shares; (ii) approval of the issuance of Company Shares in connection with the Merger by a majority of the outstanding shares of the Company’s common stock; (iii) absence of any court order or regulatory injunction prohibiting completion of the Merger; (iv) expiration or termination of (a) all waiting periods under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”) and (b) any agreement with any governmental entity not to consummate the transactions contemplated by the Merger Agreement; (v) effectiveness of the Company’s registration statement on Form S-4 to register the Company Shares to be issued in the Merger; (vi) subject to specified materiality standards, the accuracy of the representations and warranties of the other party; (vii) the authorization for listing of Company Shares to be issued in the Merger on Nasdaq; (viii) compliance by the other party in all material respects with its covenants; and (ix) the completion of satisfactory due diligence by both parties.

The Company and Theralink have each made customary representations and warranties in the Merger Agreement. The Merger Agreement also contains customary covenants and agreements, including covenants and agreements relating to (i) the conduct of each of the Company’s and Theralink’s business between the date of the signing of the Merger Agreement and the closing date of the Merger and (ii) the efforts of the parties to cause the Merger to be completed, including actions which may be necessary to cause the expiration or termination of any waiting periods under the HSR Act.

The Merger Agreement is attached hereto as Exhibit 2.1 and is incorporated by reference. The foregoing summary has been included to provide investors and security holders with information regarding the terms of the Merger Agreement and is qualified in its entirety by the terms and conditions of the Merger Agreement. It is not intended to provide any other factual information about the Company, Theralink or their respective subsidiaries and affiliates. The Merger Agreement contains representations and warranties by each of the parties to the Merger Agreement, which were made only for purposes of the Merger Agreement and as of specified dates. The representations, warranties and covenants in the Merger Agreement (i) were made solely for the benefit of the parties to the Merger Agreement; (ii) may be subject to limitations agreed upon by the contracting parties, including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the Merger Agreement instead of establishing these matters as facts; and (iii) may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors. Investors should not rely on the representations, warranties and covenants or any descriptions thereof as characterizations of the actual state of facts or condition of the Company, Theralink or any of their respective subsidiaries or affiliates. Moreover, information concerning the subject matter of the representations, warranties and covenants may change after the date of the Merger Agreement, which subsequent information may or may not be fully reflected in the Company’s or Theralink’s public disclosures.

IMAC HOLDINGS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2023

(Unaudited)

Note 1 – Description of Business

IMAC Holdings, Inc. is a holding company for IMAC Regeneration Centers, The Back Space retail stores and our Investigational New Drug division. IMAC Holdings, Inc. and its affiliates (collectively, the “Company”) provide movement, orthopedic and neurological therapies through its chain of IMAC Regeneration Centers. Through its consolidated and equity owned entities, its outpatient medical clinics provide conservative, non-invasive medical treatments to help patients with back pain, knee pain, joint pain, ligament and tendon damage, and other related soft tissue conditions. As of December 31, 2022, the Company had opened or acquired through management service agreements ten (10) medical clinics located in Florida, Illinois, Kentucky, Louisiana and Missouri. The Company has partnered with several well-known sports stars such as Ozzie Smith and Tony Delk in opening its medical clinics, with a focus on delivering sports medicine treatments without opioids. As of December 31, 2022, The BackSpace, LLC had opened ten retail clinic locations in Florida, Missouri and Tennessee. The BackSpace operated healthcare centers specializing in chiropractic and spinal care services inside Walmart retail locations. The Company’s Investigational New Drug division is conducting a clinical trial for its investigational compound utilizing umbilical cord-derived allogenic mesenchymal stem cells for the treatment of bradykinesia due to Parkinson’s disease.

As outlined in Note 15, given the Company’s current financial position, during the first quarter of 2023 the Company decided to close four underperforming locations and sold its Louisiana Orthopedic practice as well as The BackSpace, LLC operations in an effort to raise sufficient capital to support on-going operations. Management has been actively exploring various strategic alternatives in an effort to support operations in 2023 and beyond.

Theralink Technologies Inc [Member]
Description of Business

NOTE 1 - ORGANIZATION AND NATURE OF OPERATIONS

Theralink Technologies, Inc., formerly OncBioMune Pharmaceuticals, Inc. (the “Company”), was a clinical-stage biopharmaceutical company engaged in the development of novel cancer immunotherapy products, with a proprietary vaccine technology. On June 5, 2020, the Company acquired the assets (the “Asset Sale Transaction”) of Avant Diagnostics, Inc., a Nevada corporation established in 2009 (“Avant”) pursuant to the Asset Purchase Agreement dated May 12, 2020, between the Company and Avant (the “Asset Purchase Agreement”). Avant was a commercial-stage precision medicine and molecular data-generating company that focuses on the development and commercialization of a series of patented, proprietary data-generating assays that may provide important actionable information for physicians and patients, as well as biopharmaceutical companies, in the area of oncology.

Pursuant to the Asset Purchase Agreement, the Company acquired substantially all the assets of Avant and assumed certain of its liabilities. Upon the terms and subject to the conditions of the Asset Purchase Agreement, Avant sold to the Company, all of Avant’s title and interest in all the assets, properties and rights of every kind and nature, whether real, personal or mixed, tangible or intangible (including goodwill), wherever located and whether existing or hereafter acquired, except for the specific excluded assets, which relate to, or are used or held for use in connection with, Avant’s business. The Company also hired Avant’s employees upon consummation of the Asset Sale Transaction. As consideration for the Asset Sale Transaction, the Company issued to Avant 1,000 shares of a newly created Series D-1 Preferred Stock which held 54.55% of all voting rights on an as-converted basis with the common stock. Upon the effectiveness of an increase of the Company’s authorized shares of common stock from 6,666,667 shares to 12,000,000,000 shares, all such shares of Series D-1 Preferred Stock issued to Avant automatically converted into 5,081,549,184 shares of the Company’s common stock. Avant possessed majority voting control of the Company immediately following the Asset Sale Transaction and controlled the Company’s Board of Directors after the termination of the ten-day waiting period required by Rule 14f-1 under the Exchange Act. Accordingly, the Asset Sale Transaction was accounted for, in substance, as an asset acquisition of the Company’s net asset by Avant and a recapitalization of Avant. Avant is considered the historical registrant and the historical operations presented are those of Avant since Avant obtained 54.55% majority voting control of the Company. All share and per share data in the accompanying financial statements and footnotes has been retrospectively adjusted for the recapitalization.

On July 11, 2021, the Company’s wholly-owned subsidiary, OncBioMune, LLC, was administratively dissolved by the Louisiana Secretary of State for failing to meet its filing requirements and pay the associated fees.

In connection with the Asset Sale Transaction, the Company entered into an Exchange Agreement, effective June 5, 2020, by and among OncBioMune Pharmaceuticals, Inc. and the investors named therein, whereby the Company agreed to exchange certain convertible promissory notes and warrants outstanding for shares of Series C-1 Convertible Preferred Stock of the Company and options to purchase shares of the Company’s wholly-owned subsidiary, OncBioMune Sub Inc. OncBioMune Sub Inc. holds the patents used in the prior business of OncBioMune Pharmaceuticals, Inc. In July 2021, certain of those investors exercised their options to purchase the shares of OncBioMune Sub Inc. On July 26, 2021, the Company transferred all 10,000 shares of OncBioMune Sub Inc. held by the Company to the various investors for gross proceeds of $1,000 (see Note 3).

On February 25, 2022, FINRA recognized the Company’s name change to Theralink Technologies, Inc. and the related ticker symbol change from “OBMP” to “THER” went into effect.

On May 23, 2023, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with IMAC Holdings, Inc. (“IMAC”) and IMAC Merger Sub, Inc., a newly formed, wholly owned subsidiary of IMAC (“Merger Sub”). Upon the terms and subject to the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Theralink (the “Merger”), with Theralink continuing as a wholly owned subsidiary of IMAC. The board of directors of IMAC, and the Company’s Board of Directors unanimously approved the Merger Agreement. Under the terms of the Merger Agreement, upon completion of the Merger, each share of our common stock and each share of our preferred stock issued and outstanding as of immediately prior to completion of the Merger will be converted into and will thereafter represent the right to receive a portion of a share of common stock of IMAC, par value $0.001 (the “IMAC Shares”) such that the total number of IMAC Shares issued to the holders of our common and preferred stock shall equal 85% of the total number of IMAC Shares outstanding as of the completion of the Merger. The completion of the Merger is subject to the satisfaction of customary closing conditions, including: (i) adoption of the Merger Agreement by holders of a majority of the outstanding shares of voting stock of Theralink, and (ii) approval of the issuance of IMAC Shares in connection with the Merger by a majority of the votes cast at the shareholder meeting of IMAC. IMAC and we have each made customary representations and warranties in the Merger Agreement. The Merger Agreement also contains customary covenants and agreements, including covenants and agreements relating to the conduct of each of IMAC’s and our business between the date of the signing of the Merger Agreement and the closing date of the Merger. (See Note 10).

NOTE 1 - ORGANIZATION AND NATURE OF OPERATIONS

Theralink Technologies, Inc., formerly OncBioMune Pharmaceuticals, Inc. (the “Company”), was a clinical-stage biopharmaceutical company engaged in the development of novel cancer immunotherapy products, with a proprietary vaccine technology. On June 5, 2020, the Company acquired the assets (the “Asset Sale Transaction”) of Avant Diagnostics, Inc., a Nevada corporation established in 2009 (“Avant”) pursuant to the Asset Purchase Agreement dated May 12, 2020, between the Company and Avant (the “Asset Purchase Agreement”). Avant is a commercial-stage precision medicine and molecular data-generating company that focuses on the development and commercialization of a series of patented, proprietary data-generating assays that may provide important actionable information for physicians and patients, as well as biopharmaceutical companies, in the area of oncology.

Pursuant to the Asset Purchase Agreement, the Company acquired substantially all of the assets of Avant and assumed certain of its liabilities. Upon the terms and subject to the conditions of the Asset Purchase Agreement, Avant sold to the Company, all of Avant’s title and interest in all the assets, properties and rights of every kind and nature, whether real, personal or mixed, tangible or intangible (including goodwill), wherever located and whether existing or hereafter acquired, except for the specific excluded assets, which relate to, or are used or held for use in connection with, Avant’s business. The Company also hired Avant’s employees upon consummation of the Asset Sale Transaction. As consideration for the Asset Sale Transaction, the Company issued to Avant 1,000 shares of a newly created Series D-1 Preferred Stock which held 54.55% of all voting rights on an as-converted basis with the common stock. Upon the effectiveness of an increase of the Company’s authorized shares of common stock from 6,666,667 shares to 12,000,000,000 shares, all such shares of Series D-1 Preferred Stock issued to Avant automatically converted into 5,081,549,184 shares of the Company’s common stock. Avant possessed majority voting control of the Company immediately following the Asset Sale Transaction and controlled the Company’s Board of Directors after the termination of the ten-day waiting period required by Rule 14f-1 under the Exchange Act. Accordingly, the Asset Sale Transaction was accounted for, in substance, as an asset acquisition of the Company’s net asset by Avant and a recapitalization of Avant. Avant is considered the historical registrant and the historical operations presented are those of Avant since Avant obtained 54.55% majority voting control of the Company. All share and per share data in the accompanying financial statements and footnotes has been retrospectively adjusted for the recapitalization.

On July 11, 2021, the Company’s wholly-owned subsidiary, OncBioMune, LLC, was administratively dissolved by the Louisiana Secretary of State for failing to meet its filing requirements and pay the associated fees (see Note 3).

In connection with the Asset Sale Transaction, the Company entered into an Exchange Agreement, effective June 5, 2020, by and among OncBioMune Pharmaceuticals, Inc. and the investors named therein, whereby the Company agreed to exchange certain convertible promissory notes and warrants outstanding for shares of Series C-1 Convertible Preferred Stock of the Company and options to purchase shares of the Company’s wholly-owned subsidiary, OncBioMune Sub Inc. OncBioMune Sub Inc. holds the patents used in the prior business of OncBioMune Pharmaceuticals, Inc. In July 2021, certain of those investors exercised their options to purchase the shares of OncBioMune Sub Inc. On July 26, 2021, the Company transferred all 10,000 shares of OncBioMune Sub Inc. held by the Company to the various investors for gross proceeds of $1,000 (see Note 3).

On February 25, 2022, FINRA recognized the Company’s name change to Theralink Technologies, Inc. and the related ticker symbol change from “OBMP” to “THER” went into effect.